Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital [Abstract]
Components Of Tier 1 Capital And Total Capital

Tier 1 Capital and Total Capital Components (dollars in millions)

	CIT		CIT Bank
	December 31,	December 31,	December 31,		December 31,
Tier 1 Capital	2013	2012	2013		2012
Total stockholders’ equity	$ 8,838.8	$ 8,334.8	$ 2,596.6		$ 2,437.4
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital	24.2	41.1	-		(0.4)
Adjusted total equity	8,863.0	8,375.9	2,596.6		2,437.0
Less: Goodwill(1)	(338.3)	(345.9)	-		-
Disallowed intangible assets(1)	(20.3)	(32.7)	-		-
Investment in certain subsidiaries	(32.3)	(34.4)	-		-
Other Tier 1 components(2)	(32.6)	(68.0)	-		(14.3)
Tier 1 Capital	8,439.5	7,894.9	2,596.6		2,422.7
Tier 2 Capital
Qualifying allowance for credit losses and other reserves(3)	383.9	402.6	193.6		141.2
Less: Investment in certain subsidiaries	(32.3)	(34.4)	-		-
Other Tier 2 components(4)	0.1	0.5	-		0.3
Total qualifying capital	$ 8,791.2	$ 8,263.6	$ 2,790.2		$ 2,564.2
Risk-weighted assets	$ 50,571.2	$ 48,616.9	$ 15,451.9		$ 11,288.3
Total Capital (to risk-weighted assets):
Actual	17.4%	17.0%	18.1%		22.7%
Required Ratio for Capital Adequacy Purposes to be well capitalized	10.0%	13.0%(5)	10.0%		10.0%
Tier 1 Capital (to risk-weighted assets):
Actual	16.7%	16.2%	16.8%		21.5%
Required Ratio for Capital Adequacy Purposes to be well capitalized	6.0%	6.0%	6.0%		6.0%
Tier 1 Leverage Ratio:
Actual	18.1%	18.3%	16.9%		20.2%
Required Ratio for Capital Adequacy Purposes	4.0%	4.0%	5.0%	(6)	5.0%	(6)

(1)Goodwill and disallowed intangible assets adjustments also reflect the portion included within assets held for sale.

(2)Includes the portion of net deferred tax assets that does not qualify for inclusion in Tier 1 capital based on the capital guidelines, the Tier 1 capital charge for nonfinancial equity investments and the Tier 1 capital deduction for net unrealized losses on available-for-sale marketable securities (net of tax).

(3)“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.

(4)Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.

(5)The Company previously had committed to maintaining the capital ratio above regulatory minimum levels.

(6)Required ratio for capital adequacy purposes to be well capitalized.